FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT
8.	Fair value measurement

Recurring change in fair value

There were no assets or liabilities that were measured at fair value on a recurring basis as of December 31, 2015.

Non-recurring change in fair value

Given the market capitalization was significantly less than the net asset value as of December 31, 2011, the Group fully impaired the goodwill balance of $14.8 million in year 2011. As of December 31, 2013, 2014 and 2015, the Group had no assets or liabilities remeasured at fair value on a non-recurring basis.

Valuation techniques and classification

The following is a description of the fair value techniques used for instruments measured at fair value as well as the general classification of such instruments pursuant to the valuation hierarchy described above.

As of December 31, 2015, the carrying amounts of accounts receivable, notes receivable, advance to suppliers, accounts payable, notes payable, advance from customers, amount due from (to)related parties and short-term borrowings approximated their fair values due to their short-term nature.

The fair value of long-term borrowings is based on the amount of future cash flows associated with each debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms. The carrying values of the long-term borrowings approximate their fair values as all the long-term debt carry variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

The fair value estimates presented above are based on pertinent information available to management as of December 31, 2014 and 2015, respectively. Although management is not aware of any factors that would significantly affect these fair value estimates, such amounts have not been comprehensively revalued for purposes of these financial statements since those dates, and current estimates of fair value may differ significantly from the amounts presented.